Equity (Details 1) - USD ($) $ in Millions		6 Months Ended
		Jun. 30, 2023	Jun. 30, 2022
Notes and other explanatory information [abstract]
Consolidated closing balance of dividends payable		$ 4,171
Dividends payable to non-controlling shareholders		(2)	$ 7
Opening balance		4,169
Additions relating to complementary dividends		6,864	6,688
Additions relating to anticipated dividends		4,970	9,683
Payments made		(10,397)	(12,429)
Monetary restatement	[1]	427	298
Transfers to unclaimed dividends		(45)	(56)
Withholding income taxe over interest on capital and monetary restatement	[2]	(200)	(133)
Translation adjustment		608	575
Closing balance		6,396	4,626
Consolidated closing balance of dividends payable		$ 6,396	$ 4,633

[1]	It includes US$ 343 over dividends paid and US$ 84 over dividends payable.
[2]	It includes US$ 36 over dividends paid and US$ 164 over dividends approved in the first quarter of 2023.